EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	6 Months Ended
	Sep. 20, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Numerator [Abstract]
Net (Loss)/Income		$ (9,341)	$ (46,861)
Denominator [Abstract]
Basic - Weighted Average Common Shares Outstanding (in shares)		141,969,666	141,969,666
Dilutive - Weighted Average Common Shares Outstanding (in shares)		141,969,666	141,969,666
Earnings per Common Share [Abstract]
Basic (in dollars per share)		$ (0.07)	$ (0.33)
Diluted (in dollars per share)		$ (0.07)	$ (0.33)
Earnings Per Share, Other Disclosures [Abstract]
Common stock, shares outstanding (in shares)		141,969,666		141,969,666
Subsequent Event [Member]
Earnings Per Share, Other Disclosures [Abstract]
Shares issued (in shares)	638,350
Proceeds from issuance of common stock	$ 1,300
Common stock, shares outstanding (in shares)	142,608,016